Related party transactions: (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions:
Schedule of information about key management personnel

	2022	2021

Short-term benefits	$4,573	$2,992
Stock-based compensation expense – DSU plan	551	1,777
Stock-based compensation expense – Stock option plan	7,824	4,952
	$12,948	$9,721